GOODWILL AND OTHER INTANGIBLE ASSETS - Amortization expense for the next five years (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Amortization of intangible assets
2019	$ 19
2020	19
2021	19
2022	17
2023	15
2024 and thereafter	231
Net	$ 320	$ 339